VistaShares Animal Spirits Daily 2x Strategy ETF
Schedule of Investments
July 31, 2025 (Unaudited)

MONEY MARKET FUND - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.214%(a)	2,460	$2,460

TOTAL MONEY MARKET FUND (Cost $2,460)		2,460

TOTAL INVESTMENTS - 0.2% (Cost $2,460)		$2,460
Other Assets in Excess of Liabilities - 99.8%		1,226,774
TOTAL NET ASSETS - 100.0%		$1,229,234

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

VistaShares Animal Spirits Daily 2x Strategy ETF
Schedule of Total Return Swaps Contracts
July 31, 2025 (Unaudited)

SWAP - TOTAL RETURN – 7.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Alphabet, Inc.	MAREX CAPITAL MARKETS INC.	Receive	OBFR + 2.50%	Monthly	07/31/26	$495,486	$36,499

Apple, Inc.	MAREX CAPITAL MARKETS INC.	Receive	OBFR + 2.50%	Monthly	07/31/26	492,563	2,973

Hims & Hers Health, Inc.	MAREX CAPITAL MARKETS INC.	Receive	OBFR + 4.00%	Monthly	08/27/26	491,188	63,224

Palantir Technologies, Inc.	MAREX CAPITAL MARKETS INC.	Receive	OBFR + 4.00%	Monthly	08/27/26	495,477	(1,337)

Tesla, Inc.	MAREX CAPITAL MARKETS INC.	Receive	OBFR + 4.00%	Monthly	08/27/26	491,999	(12,721)

							88,638

Net Unrealized Appreciation (Depreciation)							88,638

There are no upfront payments or receipts associated with total return swaps in the Fund as of July 31, 2025.

OBFR – Overnight Bank Funding Rate was 4.33% as of July 31, 2025.

Percentages are stated as a percent of net assets.